Produced Content, Net - Additional Information (Details) - Produced Content, Net ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 12, 2018
Produced Content Net [Line Items]
Amortization expense	¥ 2,265,543	$ 329,510	¥ 774,530	¥ 574,530
Percentage of released produced content anticipated to be amortized within three years					100.00%
Intangible assets, estimated economic lives	3 years	3 years